Transactions with Related Parties (Details 2) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and deposits in banks	$ 861,178	$ 824,863	$ 613,361
Financial derivative contracts	8,148,608	3,100,635	2,238,647
Available for sale investments		2,394,323	2,574,546
Other assets	1,439,146	991,216	764,410
Liabilities
Deposits and other demand liabilities	13,192,817	13,067,819	7,768,166
Obligations under repurchase agreements Loans	380,055	48,545	268,061
Time deposits and other time liabilities	23,490,249	21,809,236	11,913,945
Financial derivative contracts	7,390,654	2,517,728	2,139,488
Issued debt instruments	9,500,723	8,115,233	7,093,653
Other financial liabilities	2,806,325	900,407	745,363
Other related parties [member]
Assets
Cash and deposits in banks
Trading investments
Obligations under repurchase agreements Loans
Financial derivative contracts	55	9
Available for sale investments
Other assets
Liabilities
Deposits and other demand liabilities	566	(480)	221
Obligations under repurchase agreements Loans	80	68
Time deposits and other time liabilities	2,204	(838)	3,504
Financial derivative contracts	3		7,190
Interbank borrowing
Issued debt instruments
Other financial liabilities
Other liabilities
Key Personnel [Member]
Assets
Cash and deposits in banks
Trading investments
Obligations under repurchase agreements Loans
Financial derivative contracts
Available for sale investments
Other assets
Liabilities
Deposits and other demand liabilities	4,624	2,493	2,470
Obligations under repurchase agreements Loans	270	329
Time deposits and other time liabilities	4,246	3,189	3,703
Financial derivative contracts
Interbank borrowing
Issued debt instruments
Other financial liabilities
Other liabilities
Companies Of The Group [Member]
Assets
Cash and deposits in banks		189,803	74,949
Trading investments
Obligations under repurchase agreements Loans
Financial derivative contracts	218,610	748,632	545,028
Available for sale investments
Other assets	210,579	38,960	8,480
Liabilities
Deposits and other demand liabilities	93,761	27,515	24,776
Obligations under repurchase agreements Loans	5,000	6,501	50,945
Time deposits and other time liabilities	282,171	2,585,337	785,988
Financial derivative contracts	288,013	770,624	418,647
Interbank borrowing
Issued debt instruments		335,443	482,626
Other financial liabilities		6,807	4,919
Other liabilities	146,164	60,884	164,303
Associated Companies [Member]
Assets
Cash and deposits in banks	171,816
Trading investments
Obligations under repurchase agreements Loans
Financial derivative contracts	2,058,715	105,358	86,011
Available for sale investments
Other assets	185,317	51,842	118,136
Liabilities
Deposits and other demand liabilities	25,261	(21,577)	25,805
Obligations under repurchase agreements Loans	138,498
Time deposits and other time liabilities	1,183,235		27,968
Financial derivative contracts	2,159,660	112,523	142,750
Interbank borrowing
Issued debt instruments	363,154
Other financial liabilities	6,231
Other liabilities	8,130	89,817	$ 58,168
London Clearing House (LCH) [Member]
Assets
Available for sale investments	73,109
Comder Contraparte Central S.A. [Member]
Assets
Available for sale investments	$ 65,140	$ 42,910